Consolidated Statements of Cash Flows - USD ($) $ in Thousands	12 Months Ended
	Dec. 31, 2018	Dec. 31, 2017	Dec. 31, 2016
Operating activities:
Net earnings	$ 2,481,084	$ 1,380,571	$ 900,416
Adjustments:
Depreciation	630,879	635,833	613,192
Amortization	88,758	91,228	73,862
Stock-based compensation	73,422	64,176	56,511
Deferred income taxes	3,017	(221,173)	71,455
Distributions from affiliates	30,196	49,295	40,602
Equity in earnings of unconsolidated affiliates	(40,240)	(41,661)	(38,757)
Impairment of assets	110,000
Changes in assets and liabilities (exclusive of acquisitions and dispositions):
Accounts receivable	(485,433)	(329,501)	(217,736)
Inventories	(1,092,101)	(900,946)	(132,639)
Accounts payable	235,572	314,817	236,788
Federal income taxes	163,743	(107,577)	3,555
Salaries, wages and related accruals	204,796	87,700	133,625
Other operating activities	(9,741)	32,576	9,127
Cash provided by operating activities	2,393,952	1,055,338	1,750,001
Investing activities:
Capital expenditures	(982,531)	(448,555)	(604,840)
Investment in and advances to affiliates	(121,412)	(59,000)	(63,167)
Divestiture of affiliates			135,000
Disposition of plant and equipment	31,589	25,315	18,571
Acquisitions (net of cash acquired)	(33,063)	(544,041)	(474,788)
Purchases of investments		(50,000)	(650,000)
Proceeds from the sale of investments	50,000	150,000	600,000
Other investing activities	25,348	7,389	14,106
Cash used in investing activities	(1,030,069)	(918,892)	(1,025,118)
Financing activities:
Net change in short-term debt	5,037	34,872	(33,360)
Proceeds from long-term debt, net of discount	995,710
Repayment of long-term debt	(500,000)	(600,000)
Bond issuance related costs	(7,625)
Issuance of common stock	24,101	7,070	15,670
Payment of tax withholdings on certain stock-based compensation	(22,123)	(14,408)	(12,387)
Excess tax benefits from stock-based compensation			2,784
Distributions to noncontrolling interests	(56,179)	(90,974)	(99,588)
Cash dividends	(485,376)	(485,321)	(481,083)
Acquisition of treasury stock	(853,997)	(90,304)	(5,173)
Other financing activities	(7,725)	(3,241)	(13,297)
Cash used in financing activities	(908,177)	(1,242,306)	(626,434)
Effect of exchange rate changes on cash	(5,924)	9,003	8,043
Increase (decrease) in cash and cash equivalents	449,782	(1,096,857)	106,492
Cash and cash equivalents - beginning of year	949,104	2,045,961	1,939,469
Cash and cash equivalents - end of year	1,398,886	949,104	2,045,961
Non-cash investing activity:
Change in accrued plant and equipment purchases and assets recorded under capital lease arrangements	$ 14,725	$ 58,519	$ 12,837